Condensed Statement of Changes in Shareholders' Equity - USD ($)		Total	Additional Paid-in Capital	Retained Earnings	Class A Ordinary Shares [Member] Common Stock	Class B Ordinary Shares [Member] Common Stock
Beginning Balance at Jan. 07, 2021		$ 0	$ 0	$ 0	$ 0	$ 0
Beginning Balance (Shares) at Jan. 07, 2021					0	0
Issuance of Class B ordinary shares to Sponsor	[1],[2]	25,000	24,310			$ 690
Issuance of Class B ordinary shares to Sponsor (Shares)	[1],[2]					6,900,000
Net income (loss)		(10,484)		(10,484)
Ending Balance at Jan. 18, 2021		14,516	24,310	(10,484)	$ 0	$ 690
Ending Balance (Shares) at Jan. 18, 2021					0	6,900,000
Beginning Balance at Jan. 07, 2021		0	0	0	$ 0	$ 0
Beginning Balance (Shares) at Jan. 07, 2021					0	0
Issuance of Class B ordinary shares to Sponsor	[3]	25,000	24,310			$ 690
Issuance of Class B ordinary shares to Sponsor (Shares)	[3]					6,900,000
Sale of units in initial public offering, less fair value of warrant liabilities for public warrants		270,380,000	270,377,250		$ 2,750
Sale of units in initial public offering, less fair value of warrant liabilities for public warrants (Shares)					27,500,000
Offering costs		(15,504,954)	(15,504,954)
Excess cash received over the fair value of the private warrants		3,466,667	3,466,667
Class A ordinary shares subject to possible redemption		(254,364,800)	(254,362,256)		$ (2,544)
Class A ordinary shares subject to possible redemption (Shares)					(25,436,480)
Net income (loss)		998,092		998,092
Ending Balance at Mar. 31, 2021		$ 5,000,005	$ 4,001,017	$ 998,092	$ 206	$ 690
Ending Balance (Shares) at Mar. 31, 2021					2,063,520	6,900,000

[1]	On February 25, 2021, the Company effected a share capitalization, resulting in an aggregate of 6,900,000 Class B ordinary shares outstanding. All shares and associated amounts have been retroactively restated to reflect the share capitalization (see Note 4).
[2]	This number includes up to 900,000 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriter.
[3]	This number includes up to 900,000 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. On March 2, 2021, the underwriters partially exercised the over-allotment option to purchase as additional 3,500,000 Units; thus, 25,000 Class B ordinary shares were forfeited.